UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06091

        Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.2% (0.8% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$3,300,604
	2006C-2, 5.000%, 11/15/36 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa1	887,160
800	5.000%, 11/15/30	11/15 at 100.00	Baa1	475,760
1,650	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,000,181
	International Paper Company, Series 2005A, 5.000%, 6/01/25

7,450	Total Alabama			5,663,705

	Alaska – 1.6% (1.0% of Total Investments)
4,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	4,287,760
	Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/14 at 100.00	Baa3	2,241,120
1,500	5.000%, 6/01/46	6/14 at 100.00	Baa3	782,430

9,500	Total Alaska			7,311,310

	Arizona – 1.6% (1.0% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	149,256
265	5.250%, 12/01/25	12/15 at 100.00	BBB	194,566
2,500	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 11.539%,	7/17 at 100.00	AAA	1,089,550
	7/01/31 – FSA Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	4,247,700
	2008, Trust 1132, 9.217%, 7/01/38 (IF)
2,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	1,599,336
	5.000%, 12/01/37

10,415	Total Arizona			7,280,408

	Arkansas – 1.7% (1.0% of Total Investments)
	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A:
3,290	5.000%, 12/01/30 – AMBAC Insured	12/15 at 100.00	Aa3	3,246,737
2,000	5.000%, 12/01/35 – AMBAC Insured	12/15 at 100.00	Aa3	1,936,720
	Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and Construction Bonds,
	Series 2000:
1,055	5.600%, 12/01/25 – AMBAC Insured	12/10 at 100.00	Baa1	1,057,458
635	5.650%, 12/01/31 – AMBAC Insured	12/10 at 100.00	Aaa	635,381
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	764,050
	Series 2005B, 5.000%, 2/01/30

7,980	Total Arkansas			7,640,346

	California – 20.4% (12.8% of Total Investments)
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	2,142,068
	Series 2008, 4.750%, 10/01/28 (UB)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	821,000
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	2,229,350
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	3,482,420
	Series 2006, 5.000%, 4/01/37
1,800	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	1,421,578
	Bond Trust 3175, 13.820%, 11/15/42 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	650,230
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,155,640
1,390	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	1,156,562
	Option Bond Trust 3175, 13.377%, 11/15/48 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,907,296
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	N/R	1,965,835
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 – RAAI Insured
145	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	N/R (4)	167,688
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 (Pre-refunded 8/01/13) –
	RAAI Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	BBB	1,875,990
610	5.125%, 6/01/47	6/17 at 100.00	BBB	328,082
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	14,160,889
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	AA	1,187,631
	Bonds, Series 1999, 5.950%, 9/01/21 – MBIA Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA	19,997,147
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	18,636,848
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	4,096,258
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
5,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	2/12 at 101.00	AA	4,889,700
	Series 2002A, 5.000%, 2/01/27 – FGIC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	198,683
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	209,490
5,000	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A,	6/17 at 100.00	AAA	3,754,950
	3.000%, 6/15/25 – FSA Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – MBIA Insured	No Opt. Call	AA	1,408,456
8,135	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	AA	1,101,723
17,195	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AA	2,149,547
3,185	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – MBIA Insured	5/13 at 101.00	Aa1	2,953,291

112,725	Total California			94,048,352

	Colorado – 3.3% (2.0% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	764,660
	Society, Series 2005, 5.000%, 6/01/29
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	329,696
	5.000%, 3/01/25
12,450	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A1	12,622,682
	6.000%, 11/15/19 – AMBAC Insured (Alternative Minimum Tax)
14,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	AA	1,348,210
	MBIA Insured

28,350	Total Colorado			15,065,248

	District of Columbia – 7.8% (4.9% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 2008,	4/09 at 160.00	AAA	26,618,857
	5.500%, 10/01/23 – FSA Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – MBIA Insured	No Opt. Call	AA	3,593,580
15,950	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A, 0.000%, 4/01/31	4/11 at 31.03	AA (4)	4,775,271
	(Pre-refunded 4/01/11) – MBIA Insured
1,200	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	845,952
	Revenue Bonds, Series 2007, Residuals 1606, 11.765%, 10/01/30 – AMBAC Insured (IF)

43,895	Total District of Columbia			35,833,660

	Florida – 5.1% (3.2% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	AA	977,680
	5.000%, 5/01/27 – MBIA Insured
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A2	3,424,481
	Series 2005, 5.000%, 4/01/24
1,580	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/10 at 100.00	Baa1	1,416,217
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
3,200	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	1,755,232
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
14,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	AA	11,311,440
	2007B, 4.500%, 10/01/31 – MBIA Insured
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	4,547,580
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)

29,905	Total Florida			23,432,630

	Georgia – 5.2% (3.2% of Total Investments)
10,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	A+ (4)	10,566,300
	(Pre-refunded 1/01/10) – FGIC Insured
2,710	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/23 –	11/14 at 100.00	AAA	2,759,268
	FSA Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AA	1,685,300
	Series 1996, 5.500%, 8/15/26 – MBIA Insured
5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University –	9/11 at 102.00	A	6,142,776
	TUFF/Atlanta Housing LLC, Series 2001A, 5.500%, 9/01/22 – AMBAC Insured
2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,659,545
	Series 1997E, 6.500%, 1/01/20

22,940	Total Georgia			23,813,189

	Idaho – 1.2% (0.8% of Total Investments)
4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 – MBIA Insured	12/11 at 100.00	Aa3	4,781,477
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BBB–	380,830
500	5.250%, 9/01/30	9/16 at 100.00	BBB–	358,300

5,810	Total Idaho			5,520,607

	Illinois – 10.7% (6.7% of Total Investments)
4,705	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Series 2000, 6.250%, 3/01/20	3/10 at 101.00	BBB+ (4)	5,030,116
	(Pre-refunded 3/01/10) – RAAI Insured
4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	A (4)	5,496,216
	Authority, Series 2003, 5.250%, 3/01/23 (Pre-refunded 3/01/13) – AMBAC Insured
2,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, DuPage and	1/11 at 100.00	Aa2 (4)	2,290,004
	Cook Counties Community Unit School District 205 – Elmhurst, Series 2000, 6.000%, 1/01/19
	(Pre-refunded 1/01/11) – FSA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,299,375
1,000	5.250%, 11/15/22	5/14 at 100.00	A	898,540
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	288,480
2,600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	2,877,888
	5.500%, 5/15/32
12,725	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation School	No Opt. Call	Aa3	14,819,408
	Bonds, Series 1997, 7.800%, 1/01/12 – FSA Insured
6,300	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building	No Opt. Call	N/R (4)	7,067,466
	Bonds, Series 1994, 5.850%, 2/01/13 – FGIC Insured (ETM)
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA	3,350,415
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – FSA Insured	No Opt. Call	AAA	1,486,393
1,300	8.700%, 12/01/14 – FSA Insured	No Opt. Call	AAA	1,745,224
1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	A2	1,508,724
	Series 2001, 8.400%, 12/01/13 – AMBAC Insured

46,750	Total Illinois			49,158,249

	Indiana – 3.6% (2.3% of Total Investments)
5,530	Allen County Jail Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 5.750%,	4/11 at 101.00	N/R (4)	6,134,318
	4/01/20 (Pre-refunded 4/01/11)
1,880	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	7/10 at 102.00	Aaa	1,911,076
	Cloverleaf Apartments Project Phase I, Series 2000, 6.000%, 1/20/31
2,495	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	7/10 at 102.00	Aaa	2,531,028
	Project, Series 2000, 6.050%, 1/20/36
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23	2/15 at 100.00	BBB–	1,246,278
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB–	1,734,825
2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	A (4)	3,247,907
	7/15/14 (Pre-refunded 1/15/13) – AMBAC Insured

16,720	Total Indiana			16,805,432

	Iowa – 0.9% (0.6% of Total Investments)
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,406,080
	5.500%, 6/01/42

	Kansas – 1.2% (0.8% of Total Investments)
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	958,550
	Inc., Series 2005L, 5.000%, 11/15/22
455	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single	No Opt. Call	Aaa	492,428
	Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
3,145	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AAA	4,119,447
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)

4,600	Total Kansas			5,570,425

	Kentucky – 0.5% (0.3% of Total Investments)
2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital	7/09 at 100.00	A	1,972,720
	HealthCare Services Inc., Series 1996, 5.700%, 1/01/21 – AMBAC Insured
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	392,267
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35

2,510	Total Kentucky			2,364,987

	Louisiana – 3.9% (2.5% of Total Investments)
745	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	4/09 at 101.50	Aaa	728,632
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)
	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,
	Series 2000G-2:
745	6.300%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	771,008
510	5.550%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	486,433
335	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding	12/09 at 103.00	Aaa	357,495
	Bonds, Series 2000A-2, 7.500%, 12/01/30 (Alternative Minimum Tax)
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,433,600
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	1,850,525
	Series 2007A, 5.500%, 5/15/47
11,545	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1987,	No Opt. Call	AA (4)	11,547,771
	9.000%, 2/01/09 – MBIA Insured (ETM)

19,380	Total Louisiana			18,175,464

	Maryland – 0.5% (0.3% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	2,359,075
	Series 2004, 5.375%, 8/15/24

	Massachusetts – 3.5% (2.2% of Total Investments)
4,885	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	3,856,170
	Apartments, Series 1999, 7.000%, 12/01/31
1,105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/11 at 100.00	BBB	932,432
	Obligated Group, Series 1999A, 5.625%, 7/01/20
1,875	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	1,667,475
	Health Care, Series 2001C, 6.500%, 7/01/21
2,030	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/09 at 102.00	BBB	1,596,859
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	5,340,057
	5.000%, 8/15/23 – FSA Insured (UB)
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, 4.500%, 8/01/46 –	2/17 at 100.00	AAA	2,647,320
	FSA Insured (UB)

18,115	Total Massachusetts			16,040,313

	Michigan – 4.6% (2.9% of Total Investments)
4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	4,815,888
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded 5/01/12) – FSA Insured
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	AA	11,845,110
	FGIC Insured
1,800	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	1,220,904
	6.000%, 7/01/35
1,350	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	A1	1,368,563
	10/15/22 – AMBAC Insured
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,767,620
	2008A, 5.000%, 12/01/31 (UB)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	194,589
	Revenue Bonds, Series 2006, 5.500%, 6/01/35

19,955	Total Michigan			21,212,674

	Minnesota – 9.1% (5.7% of Total Investments)
8,250	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A–	6,783,728
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	7,116,000
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	621,333
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
19,380	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	21,407,724
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	796,150
	Series 2005, 6.000%, 11/15/25
6,280	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	5,106,268
	2007A, 3.500%, 2/01/28

40,530	Total Minnesota			41,831,203

	Mississippi – 0.6% (0.4% of Total Investments)
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,208,980
	Healthcare, Series 2008, 5.000%, 9/01/24 (UB)
1,250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/11 at 100.00	BBB	652,025
	Series 2006A, 4.800%, 8/01/30

3,505	Total Mississippi			3,032,514

	Missouri – 0.7% (0.4% of Total Investments)
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	176,966
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa2	1,033,270
	Bonds, Series 2006, 5.250%, 3/01/26 – MBIA Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	BBB+	742,669
1,525	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,079,609

3,505	Total Missouri			3,032,514

	Montana – 0.5% (0.3% of Total Investments)
3,000	Montana Board of Housing, Single Family Program Bonds, Series 2005-RA-1, 4.750%, 6/01/44	6/14 at 100.00	AA+	2,548,440

	Nebraska – 2.5% (1.6% of Total Investments)
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	9,700,526
	FGIC Insured (UB)
1,740	NebHelp Inc., Nebraska, Revenue Bonds, Student Loan Program, Series 1993B, 5.875%, 6/01/14 –	3/09 at 100.00	N/R	1,742,210
	MBIA Insured (Alternative Minimum Tax)

12,955	Total Nebraska			11,442,736

	Nevada – 4.1% (2.6% of Total Investments)
11,000	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AA (4)	12,512,720
	(Pre-refunded 6/15/12) – MBIA Insured
14,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	A	6,280,157
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/34 – AMBAC Insured

25,530	Total Nevada			18,792,877

	New Jersey – 2.3% (1.4% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,341,854
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	997,680
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	502,438
	University Hospital, Series 2007, 5.750%, 7/01/37
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,773,562
	5.250%, 12/15/20
1,520	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	1,658,153
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,134,360
	Series 2007-1A, 4.750%, 6/01/34

11,950	Total New Jersey			10,408,047

	New Mexico – 0.5% (0.3% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	879,349
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,251,553

2,175	Total New Mexico			2,130,902

	New York – 16.5% (10.3% of Total Investments)
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,706,908
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	3,003,457
	2/15/47 – MBIA Insured
3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA	2,339,760
	5/01/33 – MBIA Insured
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	2,127,083
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	2,978,816
	5.000%, 11/15/30
7,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	7,807,410
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,785,726
	Series 2004C, 5.000%, 2/01/22 (UB)
1,745	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA	1,835,880
3,255	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA (4)	3,820,784
	(Pre-refunded 6/01/13)
4,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	4,152,708
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	7,002,100
1,250	New York City, New York, General Obligation Bonds, Series 2008, Trust 3217, 18.074%, 8/15/20 (IF)	8/14 at 100.00	AA	1,497,000
5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	5,401,200
	5.250%, 12/01/19
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	5,500,494
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
4,205	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	4,324,086
	2004A-1, 5.000%, 3/15/23 – FGIC Insured
16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA	16,719,958
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)

76,040	Total New York			76,003,370

	North Carolina – 1.8% (1.1% of Total Investments)
7,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	8,294,595
	Health System, Series 2001, 5.250%, 10/01/26 (Pre-refunded 10/01/11)

	Ohio – 0.9% (0.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,385	5.125%, 6/01/24	6/17 at 100.00	BBB	2,482,999
530	5.875%, 6/01/30	6/17 at 100.00	BBB	338,877
525	5.750%, 6/01/34	6/17 at 100.00	BBB	313,052
1,180	5.875%, 6/01/47	6/17 at 100.00	BBB	667,715
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	216,388
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25

5,870	Total Ohio			4,019,031

	Oklahoma – 1.6% (1.0% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	316,730
750	5.375%, 9/01/36	9/16 at 100.00	BBB–	442,590
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
1,900	5.000%, 2/15/37	2/17 at 100.00	AA–	1,613,005
990	5.000%, 2/15/42	2/17 at 100.00	AA–	820,859
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	4,345,070
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	59,640
	System, Series 2006, Trust 3500, 8.406%, 12/15/36 (IF)

9,508	Total Oklahoma			7,597,894

	Pennsylvania – 3.6% (2.2% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	301,995
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	3,056,250
	5.000%, 6/01/26 – FSA Insured (UB)
5,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,353,944
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,750	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	BBB	2,169,310
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2001, 5.250%, 9/15/18	3/11 at 100.00	AAA	5,435,350
	(Pre-refunded 3/15/11) – FSA Insured
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,198,530
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)

17,375	Total Pennsylvania			16,515,379

	Puerto Rico – 0.9% (0.6% of Total Investments)
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,554,375
	5.500%, 10/01/40
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	BBB–	1,129,793
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA	1,394,680
	8/01/42 – FGIC Insured

16,725	Total Puerto Rico			4,078,848

	Rhode Island – 1.5% (1.0% of Total Investments)
2,410	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/09 at 100.00	AA	2,255,037
	Lifespan Obligated Group, Series 1996, 5.750%, 5/15/23 – MBIA Insured
5,445	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	4,901,099
	Series 2002A, 6.000%, 6/01/23

7,855	Total Rhode Island			7,156,136

	South Carolina – 2.7% (1.7% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,024,520
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,493,320
	GROWTH, Series 2004, 5.250%, 12/01/23
1,355	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,559,429
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
5,145	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	4,501,978
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30

12,905	Total South Carolina			12,579,247

	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,616,510
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 1.7% (1.1% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	2,181,856
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	4,585,850
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
700	5.500%, 11/01/37	11/17 at 100.00	N/R	347,249
1,700	5.500%, 11/01/46	11/17 at 100.00	N/R	819,468

10,600	Total Tennessee			7,934,423

	Texas – 15.1% (9.4% of Total Investments)
3,080	Austin Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan Multifamily	12/10 at 105.00	Aaa	3,220,510
	Housing Revenue Bonds, Santa Maria Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative
	Minimum Tax)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,235,650
	4.250%, 8/15/36 (UB)
635	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	645,350
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22
18,075	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	19,000,077
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22 (Pre-refunded 2/15/10)
1,520	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	A1	1,568,017
	AMBAC Insured
185	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	A1 (4)	188,382
	AMBAC Insured (ETM)
2,256	Heart of Texas Housing Finance Corporation, GNMA Collateralized Mortgage Loan Revenue Bonds,	6/10 at 105.00	Aaa	2,352,873
	Robinson Garden Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
11,950	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	6,634,998
	0.000%, 12/01/22 – FSA Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	2,386,238
	0.000%, 12/01/22 – FSA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	674,000
1,220	5.125%, 8/15/26	No Opt. Call	BBB–	897,322
3,150	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	2,780,474
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Caa1	437,330
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	AA	3,749,368
	5.500%, 9/01/30 – FGIC Insured
7,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	6,187,350
	Series 2007A, 5.000%, 2/15/36 (UB)
3,095	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	3,167,949
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22
	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A	4,640,100
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A	4,661,760
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,105,050
	2005, 5.000%, 7/01/20

92,606	Total Texas			69,532,798

	Virginia – 0.5% (0.3% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	784,550
	2006, 5.000%, 9/01/26
1,890	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,509,430
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)

2,890	Total Virginia			2,293,980

	Washington – 6.4% (4.0% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA	7,186,831
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – MBIA Insured
17,075	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	12/10 at 100.00	AAA	16,572,141
	12/01/25 (Alternative Minimum Tax)
5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	AA	5,131,800
	(Alternative Minimum Tax)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	618,930
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

34,420	Total Washington			29,509,702

	West Virginia – 0.9% (0.6% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	4,388,350
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 3.7% (2.3% of Total Investments)
6,200	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	5,740,642
	Bonds, Series 2002, 6.125%, 6/01/27
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	211,365
	Healthcare, Series 2006, 5.000%, 5/01/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial
	Hospital Inc., Series 2000:
1,000	5.750%, 8/15/20 – RAAI Insured	8/10 at 101.00	BBB+	917,290
3,000	5.875%, 8/15/30 – RAAI Insured	8/10 at 101.00	BBB+	2,359,020
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	976,684
	Series 2004, 5.750%, 5/01/24
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	2,386,360
	Healthcare System, Series 2006, 5.250%, 8/15/34
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	4,646,644

20,265	Total Wisconsin			17,238,005

	Wyoming – 0.4% (0.2% of Total Investments)
2,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	1,715,725
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 844,399	Total Long-Term Investments (cost $761,490,048) – 157.3%			725,223,871

	Short-Term Investments – 2.4% (1.5% of Total Investments)
2,268	Florida Board of Education, Lottery Revenue Bonds, Variable Rate Demand Obligations, Series 2001B,		A-1	2,268,000
	Trust 570, 0.700%, 7/01/14 – FGIC Insured (5)
3,000	Maryland Health and Higher Educational Facilities Authority, Goucher College, Variable Rate Demand		A-1+	3,000,000
	Obligations, Series 2007, 0.400%, 7/01/37 (5)
3,000	Red River Authority, Texas, Pollution Control Revenue Bonds, Southwestern Public Service		A-1+	3,000,000
	Company, Variable Rate Demand Obligations, Series 1996, 8.500%, 7/01/16 – AMBAC Insured (5)
3,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Variable Rate		A-1	3,000,000
	Demand Obligations, Series 2008, Trust 2917, 0.950%, 10/01/28 (5)

$ 11,268	Total Short-Term Investments (cost $11,268,000)			11,268,000

	Total Investments (cost $772,758,048) – 159.7%			736,491,871

	Floating Rate Obligations – (14.8)%			(68,362,000)

	Other Assets Less Liabilities – 4.9%			22,521,038

	Preferred Shares, at Liquidation Value – (49.8)% (6)			(229,450,000)

	Net Assets Applicable to Common Shares – 100%			$461,200,909

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$736,491,871	$ —	$736,491,871

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $704,164,932.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 32,724,310
Depreciation	(68,668,488)

Net unrealized appreciation (depreciation) of investments	$(35,944,178)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009